CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021
Revenue:
Commissions		¥ 279,857	¥ 332,344		¥ 376,897
Fees from investment banking		113,208	149,603		108,681
Asset management and portfolio service fees		271,684	269,985		230,047
Net gain on trading		563,269	368,799		310,040
Gain on private equity and debt investments		14,504	30,768		12,734
Interest and dividends		1,114,690	284,222		356,466
Gain (loss) on investments in equity securities		(1,426)	5,446		14,053
Other		130,940	152,832		208,317
Total revenue		2,486,726	1,593,999		1,617,235
Interest expense		1,151,149	230,109		215,363
Net revenue	[1],[2]	1,335,577	1,363,890	[3]	1,401,872	[3]
Non-interest expenses:
Compensation and benefits		605,787	529,506		507,906
Commissions and floor brokerage		119,237	105,204		111,550
Information processing and communications		209,537	184,319		178,835
Occupancy and related depreciation		66,857	69,742		72,367
Business development expenses		22,636	15,641		13,520
Other		162,049	232,855		287,023
Total non-interest expenses		1,186,103	1,137,267		1,171,201
Income before income taxes	[1]	149,474	226,623	[3]	230,671	[3]
Income tax expense		57,798	80,090		70,274
Net income		91,676	146,533		160,397
Less: Net income (loss) attributable to noncontrolling interests		(1,110)	3,537		7,281
Net income attributable to NHI shareholders		¥ 92,786	¥ 142,996		¥ 153,116
Basic-
Net income attributable to NHI shareholders per share		¥ 30.86	¥ 46.68		¥ 50.11
Diluted-
Net income attributable to NHI shareholders per share		¥ 29.74	¥ 45.23		¥ 48.63

[1]	Includes gains from the estimated recoverable amounts and collected amounts for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event.
[2]	There is no revenue derived from transactions with a single major external customer.
[3]	Includes losses arising from the U.S. Prime Brokerage Event.